Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure Of Compensation Related Costs, Share-Based Payments [Text Block]
11.	Stock-Based Compensation

On June 23, 2009 the Company adopted the 2009 Stock Option Plan (the “Plan”) and replaced the 1999 Stock Option Plan as amended (the “Prior Plan”), which expired in May of 2009. All options granted under the Prior Plan were expired, exercised or cancelled.

The purpose of the Plan is to align the interests of officers, other key employees, consultants and non-employee directors of the Company and its subsidiary with those of the stockholders of the Company, to afford an incentive to such officers, employees, consultants and directors to continue as such, to increase their efforts on behalf of the Company and to promote the success of the Company’s business. The availability of additional shares will enhance the Company’s ability to achieve these goals. The basis of participation in the Plan is discretionary grants by the board of directors. The board of directors may at any time, and from time to time, suspend or terminate the Plan in whole or in part or amend it from time to time.

A maximum of 400,000 common shares were reserved for the grant of awards under the Plan, subject to adjustment as provided in Section 9 of the Plan. As of December 31, 2015, an aggregate of 376,000 options were granted under the Plan of which 224,000 options were cancelled or expired, and 248,000 are available for future grants under the Plan.

The exercise price of options granted under the Plan may not be less than the fair market value on the date of grant. Stock options under the Plan may be awarded to officers, key-employees, consultants and non-employee directors of the Company. Historically, until the year ended December 31, 2014, each non-employee director of the Company was granted an option for 7,000 common shares upon first taking office, and received an annual option grant for an additional 7,000 common shares for each additional year in office. Generally, options outstanding vest over periods not exceeding four years and are exercisable for up to five years from the grant date.

Share based compensation expense recognized under ASC 718 for the years ended December 31, 2015 and 2014 were $13,664 and $28,767, respectively.

The share based compensation expense for each of the years ended December 31, 2015 and 2014 includes $13,065 of amortization of the fair value of 1,000,000 restricted shares granted to the Company's CEO on September 9, 2011 of $195,968, after adjusting for the effect on the fair value of the stock options related to this transaction. The fair value will be amortized over 15 years.

The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average share assumptions used for grants in 2014: (1) expected life of 5 years; (2) annual dividend yield of 9.59%; (3) expected volatility 59.5%; (4) risk free interest rate of 1.71%.

The following summarizes stock option activity for the years ended December 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	285,000	$0.97	1.43	$147,656
Granted in 2014	21,000	2.92
Exercised in 2014	(77,000)	1.18
Forfeited or expired in 2014	(147,000)	0.75
Outstanding at December 31, 2014	82,000	$1.68	2.68	$59,115
Exercised in 2015	(40,000)	1.53
Forfeited or expired in 2015	(7,000)	1.34
Outstanding at December 31, 2015	35,000	$1.92	2.35	$24,876

Vested and exercisable at December 31, 2014	81,000	$1.69	2.69	$58,515
Vested and exercisable at December 31, 2015	35,000	$1.92	2.35	$24,876

The weighted-average fair value of options granted during the year ended December 31, 2014, estimated as of the grant date using the Black-Scholes option-pricing model, were $0.72 per option. There was no grant of options during the year ended December 31, 2015. All outstanding options at December 31, 2015 are vested and exercisable.

The following table summarizes information about stock options outstanding at December 31, 2015:

	Stock Option Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$1.01- $ 2.00	21,000	$1.25	1.58	21,000	$1.25
$2.01- $ 3.00	14,000	2.92	3.50	14,000	2.92
	35,000	$1.92	2.35	35,000	$1.92

In connection with the Company’s private placement of senior secured notes, the Company issued 20,000 warrants, at an exercise price of $2.50 per warrant, to the Placement Agent on December 28, 2010. The warrants are exercisable into the same number of common shares and exercisable over a five-year period. In December 2014, the Placement Agent exercised the warrant for all 20,000 common shares using the cashless exercise option under the warrant in lieu of paying cash in satisfaction of the exercise price, pursuant to which the Placement Agent received a lesser number of common shares. As a result, the Company issued 6,226 common shares to the Placement Agent.

On July 31, 2014, in connection with the Company’s public offering in July 2014, the Company issued warrants to purchase 87,719 common shares, with an exercise price of $3.5625 per common share, to the representative of the underwriters of the offering.  The warrants are exercisable at any time, and from time to time, in whole or in part, commencing on July 28, 2015 and expire on July 28, 2019.  The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $42,224. In November 2015, the representative partially exercised the warrants to purchase 17,550 common shares.

On May 29, 2015, in connection with the Company’s public offering in May 2015, the Company issued warrants to purchase 50,750 common shares, with an exercise price of $5.4875 per common share, to the representative of the underwriters of the offering.  The warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 22, 2016 and expire on May 22, 2020.  The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $54,928.